Acquisitions - Sky Gem International Limited - Identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business acquisition
Goodwill		$ 81,674	$ 74,419	$ 65,710
Sky Gem International Limited
Business acquisition
Fair value of cash consideration transferred	$ 3,200	$ 3,200
Other assets	2,000
Other liabilities	(17)
Non-controlling interests	(3,072)
Total identifiable net assets acquired, net of non-controlling interests	(1,089)
Goodwill	$ 4,289